Share-based payments - Summary of Employee Share Options (Detail)	6 Months Ended
Jun. 30, 2026 shares Warrants $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 2.97
SARs forfeited	0
SARs exercised	1.13
SARs expired	0
Weighted average exercise price, Outstanding at June 30,	3.02
SARs exercisable	$ 3.02
Number of share options, outstanding at January 1, | Warrants	457,715
SARs forfeited | Warrants	0
SARs exercised | Warrants	11,480
SARs expired | Warrants	0
Number of share options, outstanding at June 30, | Warrants	446,235
SARs exercisable | Warrants	446,235
Weighted average remaining contract life (years)	1 year 6 months 3 days
Additional Grants Under 2020, 2022, 2024 and 2025 Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 9.35
SARs forfeited	7.77
SARs exercised	6.78
SARs expired	11.12
Weighted average exercise price, Outstanding at June 30,	9.38
SARs exercisable	$ 9.73
Number of share options, outstanding at January 1, | Warrants	11,889,848
SARs forfeited | Warrants	131,258
SARs exercised | Warrants	107,065
SARs expired | Warrants	13,987
Number of share options, outstanding at June 30, | Warrants	15,305,938
SARs exercisable | Warrants	8,264,215
Weighted average remaining contract life (years)	7 years 6 months 10 days
Additional Grants Under 2020, 2022, 2024 and 2025 Equity Plan [Member] | Granted On March 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted	$ 9.35
SARs granted | Warrants	3,668,400
Performance Based Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 10.1
SARs forfeited	0
Weighted average exercise price, Outstanding at June 30,	10.1
SARs exercisable	$ 10.09
Number of share options, outstanding at January 1, | shares	3,668,000
SARs granted | shares	0
SARs forfeited | shares	0
Number of share options, outstanding at June 30, | shares	3,668,000
SARs exercisable | shares	1,215,378
Weighted average remaining contract life (years)	4 years 1 month 6 days
Performance Based Options [Member] | Granted On February 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted	$ 0
SARs granted | shares	0
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 0
Weighted average exercise price, Outstanding at June 30,	$ 9.43
Number of share options, outstanding at January 1, | shares	0
Number of share options, outstanding at June 30, | shares	1,233,080
Weighted average remaining contract life (years)	3 years 6 months 29 days
Restricted Stock Units | Granted On February 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
SARs granted	$ 9.43
SARs granted | shares	1,233,080
Matching Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Outstanding at January 1,	$ 10
SARs forfeited	0
SARs exercised	0
SARs expired	10
Weighted average exercise price, Outstanding at June 30,	10
SARs exercisable	$ 10
Number of share options, outstanding at January 1, | Warrants	1,290,682
SARs forfeited | Warrants	0
SARs exercised | Warrants	0
SARs expired | Warrants	140
Number of share options, outstanding at June 30, | Warrants	1,290,542
SARs exercisable | Warrants	1,290,542
Weighted average remaining contract life (years)	4 years